UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Axial Capital Management LLC

Address:  101 Park Avenue, 48th Floor
          New York, New York  10178

13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eliav Assouline
Title:    Managing Member
Phone:    (212) 984-2100

Signature, Place and Date of Signing:


/s/ Eliav Assouline           New York, New York            February 17, 2009
--------------------          ------------------------      ----------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total:  $731,841
                                         (thousands)

List of Other Included Managers:

No.  Form 13F File Number          Name

(1)  28-11700                      Axial Capital, LP

(2)  28-13254                      Axial Capital Institutional, LP

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6      COL 7        COLUMN 8

                                                          VALUE     SHRS OR    SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000)   PRN AMT    PRN CALL  DISCRETION     MNGRS  SOLE SHARED      NONE
--------------                --------------   -----      -------   -------    --- ----  ----------     -----  ----  ------     ----
AMB PROPERTY CORP             COM             00163T109   14,207       825,000 SH        SHARED/DEFINED 1,2    0      825,000   0
AMERICAN CAP LTD              COM             02503Y103    7,247     2,236,656 SH        SHARED/DEFINED 1,2    0    2,236,656   0
ANTHRACITE CAP INC            COM             037023108      144        64,639 SH        SHARED/DEFINED 1,2    0       64,639   0
ARBOR RLTY TR INC             COM             038923108      310       105,000 SH        SHARED/DEFINED 1,2    0      105,000   0
CAPITALSOURCE INC             COM             14055X102    6,452     1,396,460 SH        SHARED/DEFINED 1,2    0    1,396,460   0
CHIPOTLE MEXICAN GRILL INC    CL A            169656105    3,381        54,548 SH        SHARED/DEFINED 1,2    0       54,548   0
DATA DOMAIN INC               COM             23767P109      186         9,888 SH        SHARED/DEFINED 1,2    0        9,888   0
DIAMONDS TR                   UNIT SER 1      252787106  383,380     4,380,487 SH        SHARED/DEFINED 1,2    0    4,380,487   0
DRYSHIPS INC                  SHS             Y2109Q101    6,663       625,000 SH        SHARED/DEFINED 1,2    0      625,000   0
ENERGY CONVERSION DEVICES IN  COM             292659109    5,943       235,740 SH        SHARED/DEFINED 1,2    0      235,740   0
GREENHILL & CO INC            COM             395259104   15,762       225,913 SH        SHARED/DEFINED 1,2    0      225,913   0
LORILLARD INC                 COM             544147101   14,604       259,160 SH        SHARED/DEFINED 1,2    0      259,160   0
M & F WORLDWIDE CORP          COM             552541104    8,378       542,253 SH        SHARED/DEFINED 1,2    0      542,253   0
MACERICH CO                   COM             554382101   10,781       593,655 SH        SHARED/DEFINED 1,2    0      593,655   0
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100   27,604       814,745 SH        SHARED/DEFINED 1,2    0      814,745   0
MIDDLEBY CORP                 COM             596278101    2,814       103,181 SH        SHARED/DEFINED 1,2    0      103,181   0
POLARIS INDS INC              COM             731068102    4,889       170,644 SH        SHARED/DEFINED 1,2    0      170,644   0
QLT INC                       COM             746927102   16,199     6,721,392 SH        SHARED/DEFINED 1,2    0    6,721,392   0
RAIT FINANCIAL TRUST          COM             749227104      780       300,000 SH        SHARED/DEFINED 1,2    0      300,000   0
SPDR SERIES TRUST             KBW REGN BK ETF 78464A698      557        19,113 SH        SHARED/DEFINED 1,2    0       19,113   0
SPDR TR                       UNIT SER 1      78462F103  198,056     2,194,771 SH        SHARED/DEFINED 1,2    0    2,194,771   0
SUNPOWER CORP                 COM CL A        867652109      522        14,100 SH        SHARED/DEFINED 1,2    0       14,100   0
SYNAPTICS INC                 COM             87157D109    2,985       180,266 SH        SHARED/DEFINED 1,2    0      180,266   0

SK 21635 0002 965055